Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

OPPORTUNITY PLUS

Supplement dated May 2, 2016 to the Contract Prospectus
and Contract Prospectus Summary, each dated May 1, 2016

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your Contract Prospectus and Contract Prospectus Summary for future reference.

__________________________________________________________________________________

The following information only affects you if you currently invest or plan to invest in the subaccount that corresponds to the Nuveen U.S. Infrastructure Bond Fund

Effective May 18, 2016, the Nuveen U.S. Infrastructure Bond Fund (the “Fund”) will no longer be available to new plan sponsors in preparation for the Fund’s liquidation in August 2016.  Plan sponsors offering the Fund on May 18, 2016, may continue to submit payroll contributions and plan participants may continue to make purchases of the Fund until it is liquidated.

After the close of business on August 12, 2016, the Fund will close to all new purchases and we will liquidate and transfer all assets and allocations to the Fund to the Voya Government Money Market Portfolio (Class I), which is available through your plan.  This date will be deemed the “Liquidation Date.”

Voluntary Transfers Before the Effective Date of the Liquidation.  Any time prior to the Liquidation Date, you may transfer amounts that you have allocated to the subaccount that invests in the Fund to any of the other available investment options.  There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

You may give us alternative allocation instructions at any time by contacting us at:

For regular mail, please use: Service Center Voya P.O. Box 990065 Hartford, CT 06199-0065	For overnight delivery, please use: Service Center Voya One Orange Way Windsor, CT 06095-4774

1-800-584-6001

See also the Investment Options section or the Transfers section of your Contract Prospectus or Contract Prospectus Summary for further information about making allocation changes.  More information about the funds available through your contract, including information about the risks associated with investing in these funds, can be found in the current prospectus and SAI for that fund.  You may obtain these documents by contacting us as noted above.

Automatic Reallocation Upon Liquidation.  There will be no charge for the automatic reallocation into the Voya Government Money Market Portfolio (Class I), and this automatic reallocation will not count as a transfer when imposing any applicable restriction or limit on transfers.  Furthermore, you will not incur any tax liability because of this automatic reallocation, and your account value immediately before the reallocation will equal your account value immediately after the reallocation.

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Future Allocations.  After the Liquidation Date, the subaccount that invested in the Fund will no longer be available through your Contract Prospectus or Contract Prospectus Summary.  Any future allocations directed to the subaccount that invested in this Fund will be automatically allocated to the subaccount that invests in the Voya Government Money Market Portfolio (Class I).

Information about the Voya Government Money Market Portfolio.  Summary information about the Voya Government Money Market Portfolio (Class I) can be found in APPENDIX III – FUND DESCRIPTIONS in your Contract Prospectus or Contract Prospectus Summary.  More detailed information can be found in the current prospectus and SAI for that fund.  You may obtain these documents by contacting us as noted on the previous page.

There will be no further disclosure regarding the Fund in future Contract Prospectuses or Contract Prospectus Summaries.

CONDENSED FINANCIAL INFORMATION

The following table is added to Appendix VI – Condensed Financial Information in the Contract Prospectus.

FOR CONTRACTS ISSUED IN CONNECTION WITH THE SUNY VOLUNTARY 403(b) PLAN WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 0.55% FOR VOYA MONEY MARKET PORTFOLIO AND 1.20% FOR ALL OTHER SUBACCOUNTS
(Selected data for accumulation units outstanding throughout each period)

2015
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during August 2015)
Value at beginning of period	$21.57
Value at end of period	$21.38
Number of accumulation units outstanding at end of period	3,532
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$21.12
Value at end of period	$20.54
Number of accumulation units outstanding at end of period	39,045
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$20.38
Value at end of period	$20.06
Number of accumulation units outstanding at end of period	112,818
AMERICAN CENTURY® INCOME & GROWTH FUND (A CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$16.41
Value at end of period	$15.89
Number of accumulation units outstanding at end of period	28,640
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.90
Value at end of period	$11.61
Number of accumulation units outstanding at end of period	143,345
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during August 2015)
Value at beginning of period	$24.39
Value at end of period	$22.69
Number of accumulation units outstanding at end of period	43,815
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$45.18
Value at end of period	$43.37
Number of accumulation units outstanding at end of period	32,961
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during August 2015)
Value at beginning of period	$18.38
Value at end of period	$17.01
Number of accumulation units outstanding at end of period	314,365

X.75962-16	Page 2 of 7	May 2016

Condensed Financial Information (continued)

2015
FIDELITY® VIP ASSET MANAGER PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$30.70
Value at end of period	$29.57
Number of accumulation units outstanding at end of period	33,004
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$61.64
Value at end of period	$59.76
Number of accumulation units outstanding at end of period	319,498
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$37.40
Value at end of period	$35.53
Number of accumulation units outstanding at end of period	159,027
FIDELITY® VIP HIGH INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$15.27
Value at end of period	$14.24
Number of accumulation units outstanding at end of period	58,257
FIDELITY® VIP INDEX 500 PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$44.78
Value at end of period	$44.24
Number of accumulation units outstanding at end of period	205,712
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$13.05
Value at end of period	$12.21
Number of accumulation units outstanding at end of period	54,479
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during August 2015)
Value at beginning of period	$30.77
Value at end of period	$28.95
Number of accumulation units outstanding at end of period	76,602
INVESCO AMERICAN VALUE FUND (CLASS R5)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.02
Value at end of period	$9.79
Number of accumulation units outstanding at end of period	16,091
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during August 2015)
Value at beginning of period	$19.03
Value at end of period	$17.52
Number of accumulation units outstanding at end of period	17,149
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$14.98
Value at end of period	$15.05
Number of accumulation units outstanding at end of period	12,759
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$12.40
Value at end of period	$11.57
Number of accumulation units outstanding at end of period	39,364
LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND (CLASS Y)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.00
Value at end of period	$9.92
Number of accumulation units outstanding at end of period	9,798
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during August 2015)
Value at beginning of period	$27.01
Value at end of period	$25.24
Number of accumulation units outstanding at end of period	76,756
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during August 2015)
Value at beginning of period	$21.60
Value at end of period	$21.14
Number of accumulation units outstanding at end of period	138,103

X.75962-16	Page 3 of 7	May 2016

Condensed Financial Information (continued)

2015
NUVEEN GLOBAL INFRASTRUCTURE FUND (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.23
Value at end of period	$9.64
Number of accumulation units outstanding at end of period	24,058
NUVEEN U.S. INFRASTRUCTURE BOND FUND (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$20.50
Value at end of period	$20.12
Number of accumulation units outstanding at end of period	3,770
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during August 2015)
Value at beginning of period	$46.61
Value at end of period	$42.53
Number of accumulation units outstanding at end of period	113,749
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$15.88
Value at end of period	$15.62
Number of accumulation units outstanding at end of period	42,562
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$6.34
Value at end of period	$5.39
Number of accumulation units outstanding at end of period	1,188
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$9.73
Value at end of period	$9.42
Number of accumulation units outstanding at end of period	75,914
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during August 2015)
Value at beginning of period	$21.32
Value at end of period	$21.11
Number of accumulation units outstanding at end of period	229,521
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during August 2015)
Value at beginning of period	$2.40
Value at end of period	$2.39
Number of accumulation units outstanding at end of period	82,975
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$50.34
Value at end of period	$48.55
Number of accumulation units outstanding at end of period	32,641
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$13.49
Value at end of period	$13.21
Number of accumulation units outstanding at end of period	86,835
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.21
Value at end of period	$9.69
Number of accumulation units outstanding at end of period	2,234
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.21
Value at end of period	$9.62
Number of accumulation units outstanding at end of period	183,910
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$374.08
Value at end of period	$363.07
Number of accumulation units outstanding at end of period	33,207
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$17.54
Value at end of period	$16.66
Number of accumulation units outstanding at end of period	54,652

X.75962-16	Page 4 of 7	May 2016

Condensed Financial Information (continued)

2015
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$33.09
Value at end of period	$32.54
Number of accumulation units outstanding at end of period	74,613
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$40.62
Value at end of period	$38.14
Number of accumulation units outstanding at end of period	113,517
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$27.55
Value at end of period	$26.11
Number of accumulation units outstanding at end of period	89,540
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$106.04
Value at end of period	$105.23
Number of accumulation units outstanding at end of period	87,348
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$14.34
Value at end of period	$13.11
Number of accumulation units outstanding at end of period	34,464
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$18.44
Value at end of period	$18.42
Number of accumulation units outstanding at end of period	351,457
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$13.46
Value at end of period	$12.89
Number of accumulation units outstanding at end of period	331,095
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$13.55
Value at end of period	$13.00
Number of accumulation units outstanding at end of period	114,307
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$56.32
Value at end of period	$56.19
Number of accumulation units outstanding at end of period	46,270
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$25.06
Value at end of period	$25.22
Number of accumulation units outstanding at end of period	36,894
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.58
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	46,997
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$25.01
Value at end of period	$23.80
Number of accumulation units outstanding at end of period	66,984
VOYA SOLUTION 2025 PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.54
Value at end of period	$10.22
Number of accumulation units outstanding at end of period	4,661
VOYA SOLUTION 2035 PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.65
Value at end of period	$10.24
Number of accumulation units outstanding at end of period	13,575

X.75962-16	Page 5 of 7	May 2016

Condensed Financial Information (continued)

2015
VOYA SOLUTION 2045 PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.72
Value at end of period	$10.27
Number of accumulation units outstanding at end of period	5,764
VOYA SOLUTION 2055 PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.74
Value at end of period	$10.29
Number of accumulation units outstanding at end of period	10,262
VOYA SOLUTION INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.36
Value at end of period	$10.15
Number of accumulation units outstanding at end of period	3,413
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$25.48
Value at end of period	$24.85
Number of accumulation units outstanding at end of period	24,330
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$27.48
Value at end of period	$26.32
Number of accumulation units outstanding at end of period	24,902
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$26.00
Value at end of period	$25.18
Number of accumulation units outstanding at end of period	14,778
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$35.10
Value at end of period	$32.62
Number of accumulation units outstanding at end of period	124,501
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$13.77
Value at end of period	$13.51
Number of accumulation units outstanding at end of period	207,654
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$24.24
Value at end of period	$22.74
Number of accumulation units outstanding at end of period	120,928
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$18.48
Value at end of period	$17.68
Number of accumulation units outstanding at end of period	251,189
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$17.22
Value at end of period	$15.48
Number of accumulation units outstanding at end of period	115,442
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$20.83
Value at end of period	$19.29
Number of accumulation units outstanding at end of period	487,992
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$24.10
Value at end of period	$22.96
Number of accumulation units outstanding at end of period	409,091
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$53.85
Value at end of period	$53.35
Number of accumulation units outstanding at end of period	150,903

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Condensed Financial Information (continued)

2015
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.47
Value at end of period	$9.46
Number of accumulation units outstanding at end of period	254,172
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during August 2015)
Value at beginning of period	$18.60
Value at end of period	$18.52
Number of accumulation units outstanding at end of period	146,434
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2015)
Value at beginning of period	$35.68
Value at end of period	$34.11
Number of accumulation units outstanding at end of period	148,516

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.75962-16	Page 7 of 7	May 2016